Employee stock incentive plans (Details 5) - ₨ / shares	Jan. 17, 2022	Oct. 28, 2021	May 13, 2021	Oct. 27, 2020	May 19, 2020
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	28.60%	29.04%		30.81%
Exercise price	₨ 5	₨ 5		₨ 5
Option life	6 years 6 months	5 years		2 years 6 months
Risk-free interest rate	6.52%	5.99%		4.36%
Expected dividends	0.54%	0.54%		0.49%
Grant date share price	₨ 4,672	₨ 4,570		₨ 5,099
Option One on May 19, 2020 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					29.12%
Exercise price					₨ 3,679
Option life					5 years
Risk-free interest rate					5.67%
Expected dividends					0.68%
Grant date share price					₨ 3,700
Option Two on May 19, 2020 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					30.47%
Exercise price					₨ 5
Option life					2 years 6 months
Risk-free interest rate					4.62%
Expected dividends					0.68%
Grant date share price					₨ 3,700
Option One on October 28, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		29.20%
Exercise price		₨ 4,663
Option life		5 years
Risk-free interest rate		5.94%
Expected dividends		0.55%
Grant date share price		₨ 4,570
Option Two on October 28, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		28.53%
Exercise price		₨ 5
Option life		2 years 6 months
Risk-free interest rate		4.86%
Expected dividends		0.55%
Grant date share price		₨ 4,570
Option One on May 13, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			29.38%
Exercise price			₨ 5,301
Option life			5 years
Risk-free interest rate			5.70%
Expected dividends			0.47%
Grant date share price			₨ 5,301
Option Two on May 13, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			30.02%
Exercise price			₨ 5
Option life			2 years 6 months
Risk-free interest rate			4.64%
Expected dividends			0.47%
Grant date share price			₨ 5,301